Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of March 2015
Collection Period Start	1-Mar-15	Distribution Date	15-Apr-15
Collection Period End	31-Mar-15	30/360 Days	30
Beg. of Interest Period	16-Mar-15	Actual/360 Days	30
End of Interest Period	15-Apr-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	842,435,120.49	813,613,368.13	0.8040350
Total Securities		1,011,912,858.76	842,435,120.49	813,613,368.13	0.8040350
Class A-1 Notes	0.180000%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.480000%	182,500,000.00	161,761,130.87	147,350,254.69	0.8073987
Class A-2b Notes	0.334500%	182,500,000.00	161,761,130.87	147,350,254.69	0.8073987
Class A-3 Notes	0.800000%	242,000,000.00	242,000,000.00	242,000,000.00	1.0000000
Class A-4 Notes	1.040000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	161,912,858.76	161,912,858.76	161,912,858.76	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	14,410,876.18	64,704.45	78.9637051	0.3545449
Class A-2b Notes	14,410,876.18	45,090.92	78.9637051	0.2470735
Class A-3 Notes	0.00	161,333.33	0.0000000	0.6666667
Class A-4 Notes	0.00	99,666.67	0.0000000	0.8666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	28,821,752.36	370,795.37

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				12,315,564.64
Monthly Interest				3,527,952.35
Total Monthly Payments				15,843,516.99

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				367,449.37
Aggregate Sales Proceeds Advance				6,022,714.12
Total Advances				6,390,163.49

Vehicle Disposition Proceeds:
Reallocation Payments				5,114,971.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				10,274,406.04
Excess Wear and Tear and Excess Mileage				50,876.50
Remaining Payoffs				0.00
Net Insurance Proceeds				541,211.84
Residual Value Surplus				100,101.36
Total Collections				38,315,247.22

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	4,716,836.00			298
Involuntary Repossession	124,391.00			7
Voluntary Repossession	232,029.00			13
Full Termination	-			-
Bankruptcy	41,715.00			2
Insurance Payoff		531,821.36		28
Customer Payoff			73,976.64	3
Grounding Dealer Payoff			6,363,090.44	269
Dealer Purchase			2,539,392.75	102
Total	5,114,971.00	531,821.36	8,976,459.83	722

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of March 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	40,366	961,204,094.32	7.00000%	842,435,120.49
Total Depreciation Received		(13,082,486.32)		(10,731,814.82)
Principal Amount of Gross Losses	(60)	(1,424,047.88)		(1,264,829.07)
Repurchase / Reallocation	-	-		-
Early Terminations	(434)	(8,011,544.26)		(6,930,528.80)
Scheduled Terminations	(490)	(11,029,943.17)		(9,894,579.67)
Pool Balance - End of Period	39,382	927,656,072.69		813,613,368.13

Remaining Pool Balance
Lease Payment				229,013,257.40
Residual Value				584,600,110.73
Total				813,613,368.13

III. DISTRIBUTIONS

Total Collections					38,315,247.22
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					38,315,247.22

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					749,935.55
3. Reimbursement of Sales Proceeds Advance					2,234,498.34
4. Servicing Fee:
Servicing Fee Due					702,029.27
Servicing Fee Paid					702,029.27
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					3,686,463.16

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					64,704.45

Class A-2 Notes Monthly Interest Paid					64,704.45
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					45,090.92

Class A-2 Notes Monthly Interest Paid					45,090.92
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					161,333.33

Class A-3 Notes Monthly Interest Paid					161,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of March 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	99,666.67

Class A-4 Notes Monthly Interest Paid	99,666.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	370,795.37
Total Note and Certificate Monthly Interest Paid	370,795.37
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	34,257,988.69

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	28,821,752.36

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	28,821,752.36
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,436,236.33

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of March2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,059,564.29
Required Reserve Account Amount		15,178,692.88
Beginning Reserve Account Balance		15,178,692.88
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,178,692.88
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,436,236.33
Gross Reserve Account Balance		20,614,929.21
Remaining Available Collections Released to Seller		5,436,236.33
Total Ending Reserve Account Balance		15,178,692.88

V. POOL STATISTICS

Weighted Average Remaining Maturity		15.72
Monthly Prepayment Speed		122%
Lifetime Prepayment Speed		77%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,037,259.32
Securitization Value of Defaulted Receivables and Casualty Receivables	1,264,829.07	60
Aggregate Defaulted and Casualty Gain (Loss)	(227,569.75)
Pool Balance at Beginning of Collection Period	842,435,120.49
Net Loss Ratio	-0.0270%

Cumulative Net Losses for all Periods	0.1761%	1,781,875.69

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,057,795.99	231
61-90 Days Delinquent	1,115,810.66	54
91-120+ Days Delinquent	208,192.52	10
Total Delinquent Receivables:	6,381,799.17	295
60+ Days Delinquencies as Percentage of Receivables	0.16%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	4,716,836.00	295
Securitization Value	5,038,456.00
Aggregate Residual Gain (Loss)	(321,620.00)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	14,033,525.20	873
Cumulative Securitization Value	16,048,625.66
Cumulative Residual Gain (Loss)	(2,015,100.46)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		4,311,342.94
Reimbursement of Outstanding Advance		2,234,498.34
Additional Advances for current period		6,022,714.12
Ending Balance of Residual Advance		8,099,558.72

Beginning Balance of Payment Advance		1,680,065.49
Reimbursement of Outstanding Payment Advance		749,935.55
Additional Payment Advances for current period		367,449.37
Ending Balance of Payment Advance		1,297,579.31

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of March 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No